General information (Tables)	12 Months Ended
Dec. 31, 2019
General information
Schedule of information about subsidiaries

			Percentage of equity
			attributable to the
	Place and date of	Registered	Company		Principal
Entity name	incorporation	capital	Direct	Indirect	activities
Chindex International, Inc. (“Chindex”)*	Delaware, U.S. 17 June 2002	—	—	100%	Investment holding
Beijing United Family Health Center Co., Ltd.	PRC, 25 March 1996	US$2,980	—	100%	Healthcare services
Shanghai United Family Hospital, Co., Ltd.	PRC, 17 July 2002	US$4,120	—	100%	Healthcare services
Beijing United Family Hospital Management Co., Ltd.	PRC, 22 October 2002	RMB10,333	—	100%	Healthcare services
Guangzhou United Family Yue Xiu Clinic Co., Ltd.	PRC, 07 October 2008	RMB2,000	—	100%	Healthcare services
Beijing United Family Hospital Co., Ltd.	PRC, 28 July 2010	US$12,400	—	100%	Healthcare services
Tianjin United Family Hospital Co., Ltd.	PRC, 16 December 2010	US$6,000	—	100%	Healthcare services
Beijing United Family Rehabilitation Hospital Co., Ltd.	PRC, 14 February 2012	US$12,000	—	100%	Healthcare services
Qingdao United Family Hospital Co., Ltd.	PRC, 24 December 2013	US$9,600	—	100%	Healthcare services
Guangzhou United Family Hospital Co., Ltd.	PRC, 27 September 2016	US$40,000	—	100%	Healthcare services
Shanghai United Family Xincheng Hospital Co., Ltd.	PRC, 14 November 2016	US$33,000	—	70%	Healthcare services